Operating Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating Segment Information
4.
Operating Segment Information

Operating segments are components of the PLDT Group that engage in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of PLDT Group). The operating results of these operating segments are regularly reviewed by the Executive Committee to make decisions about how resources are to be allocated to each of the segments and to assess their performances, and for which discrete financial information is available.

For management purposes, we are organized into business units based on our products and services. We have three reportable operating segments as follows:

•
Wireless – mobile telecommunications services provided by Smart and DMPI, our mobile service providers; SBI and PDSI, our wireless broadband service providers; and certain subsidiaries of PLDT Global;
•
Fixed Line – fixed line telecommunications services primarily provided by PLDT. We also provide fixed line services through PLDT’s subsidiaries, namely, ClarkTel, BCC and PLDT Global and certain subsidiaries; secure data center, multi-cloud, cybersecurity, data and artificial intelligence solutions through ePLDT and Vitro; distribution of Filipino channels and content through PGNL and its subsidiaries; and software development and IT solutions provided by Multisys; and
•
Others – PCEV, PGIH, PLDT Digital and its subsidiaries, our investment companies.

See Note 2 – Summary of Material Accounting Policies for further discussion.

Segment revenues, segment expenses and segment results include transfers between business segments. These transfers are eliminated in full upon consolidation.

The amounts of segment assets and liabilities and segment profit or loss are based on measurement principles that are similar to those used in measuring the assets and liabilities and profit or loss in our consolidated financial statements, which is in accordance with IFRS Accounting Standards. The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2025, 2024 and 2023, and as at December 31, 2025 and 2024 are as follows:

	Wireless	Fixed Line	Others	Intersegment and Consolidation Entries	Consolidated
	(in million pesos)
December 31, 2025
Revenues
External customers	102,616	115,772	—	—	218,388
Service revenues	96,869	115,317	—	—	212,186
Non-service revenues	5,747	455	—	—	6,202
Inter-segment transactions	700	15,038	—	(15,738)	—
Service revenues	699	15,038	—	(15,737)	—
Non-service revenues	1	—	—	(1)	—
Total revenues	103,316	130,810	—	(15,738)	218,388

Depreciation and amortization	40,560	26,928	—	(8,001)	59,487
Asset impairment	652	3,318	—	—	3,970
Interest income	554	171	11	(17)	719
Equity share in net income (losses) of associates and joint ventures	(11)	(924)	507	—	(428)
Financing costs – net	9,941	9,411	—	(1,184)	18,168
Provision for (benefit from) income tax	2,709	6,810	(29)	(669)	8,821
Net income / Segment profit	9,437	25,599	568	(6,735)	28,869

Assets
Operating assets	305,477	297,575	24,919	(57,150)	570,821
Investments in associates and joint ventures	280	43,234	8,911	—	52,425
Deferred income tax assets – net	5,684	5,235	91	572	11,582
Total assets	311,441	346,044	33,921	(56,578)	634,828
Liabilities
Operating liabilities	254,793	282,827	1,020	(31,970)	506,670
Deferred income tax liabilities	16	57	2	—	75
Total liabilities	254,809	282,884	1,022	(31,970)	506,745

Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)(2)	29,203	31,133	—	—	60,336

(1) Net of additions subject to sale and leaseback from tower companies.

(2) Includes capitalization of subscriber contract cost to fulfill.

	Wireless	Fixed Line	Others	Intersegment and Consolidation Entries	Consolidated
	(in million pesos)
December 31, 2024
Revenues
External customers	104,944	111,889	—	—	216,833
Service revenues	96,989	111,393	—	—	208,382
Non-service revenues	7,955	496	—	—	8,451
Inter-segment transactions	790	14,601	—	(15,391)	—
Service revenues	790	14,601	—	(15,391)	—
Non-service revenues	—	—	—	—	—
Total revenues	105,734	126,490	—	(15,391)	216,833

Depreciation and amortization	36,483	29,132	—	(9,387)	56,228
Asset impairment	906	3,415	—	—	4,321
Interest income	698	230	15	(27)	916
Equity share in net losses of associates and joint ventures	—	(67)	(923)	—	(990)
Financing costs – net	9,763	7,456	—	(1,719)	15,500
Provision for (benefit from) income tax	3,086	6,154	(9)	370	9,601
Net income (loss) / Segment profit (loss)	10,491	31,349	(1,069)	(9,828)	30,943

December 31, 2024
Assets
Operating assets	326,672	291,635	19,879	(82,318)	555,868
Investments in associates and joint ventures	108	44,758	7,898	—	52,764
Deferred income tax assets – net	6,537	8,014	62	30	14,643
Total assets	333,317	344,407	27,839	(82,288)	623,275
Liabilities
Operating liabilities	280,160	287,993	1,182	(62,855)	506,480
Deferred income tax liabilities	15	43	—	2	60
Total liabilities	280,175	288,036	1,182	(62,853)	506,540

December 31, 2024
Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)(2)	40,767	37,294	185	—	78,246

(1) Net of additions subject to sale and leaseback from tower companies.

(2) Includes capitalization of subscriber contract cost to fulfill.

	Wireless	Fixed Line	Others	Intersegment and Consolidation Entries	Consolidated
	(in million pesos, except for EBITDA margin)

December 31, 2023
Revenues
External customers	103,718	107,235	—	—	210,953
Service revenues	94,994	106,838	—	—	201,832
Non-service revenues	8,724	397	—	—	9,121
Inter-segment transactions	683	13,499	—	(14,182)	—
Service revenues	683	13,498	—	(14,181)	—
Non-service revenues	—	1	—	(1)	—
Total revenues	104,401	120,734	—	(14,182)	210,953

Depreciation and amortization	31,684	36,890	—	(9,912)	58,662
Asset impairment	648	3,784	—	—	4,432
Interest income	720	324	7	(35)	1,016
Equity share in net gains (losses) of associates and joint ventures	—	(595)	(2,211)	—	(2,806)
Financing costs – net	9,034	6,824	—	(2,103)	13,755
Provision for (benefit from) income tax	5,458	3,652	1	59	9,170
Net income (loss) / Segment profit (loss)	17,285	25,426	(2,270)	(14,901)	25,499
Continuing operations	17,285	25,426	(2,270)	(14,901)	25,540
Discontinued operations (Notes 2 and 8)	—	—	—	—	(41)

December 31, 2023
Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)(2)	36,797	48,286	—	—	85,083

(1) Net of additions subject to sale and leaseback from tower companies.

(2) Includes capitalization of subscriber contract cost to fulfill.

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
	(in million pesos)
Wireless revenues
Service revenues:
Mobile	94,973	95,508	93,365
Fixed wireless broadband	1,896	1,481	1,629
	96,869	96,989	94,994
Non-service revenues ─
Sale of devices and accessories	5,747	7,955	8,724
Total wireless revenues	102,616	104,944	103,718
Fixed line revenues
Service revenues:
Data	85,284	83,228	81,625
Voice and miscellaneous	30,033	28,165	25,213
	115,317	111,393	106,838
Non-service revenues ─
Sale of phone units, devices and others	455	496	397
Total fixed line revenues	115,772	111,889	107,235
Total revenues	218,388	216,833	210,953

Disclosure of the geographical distribution of our revenues from external customers and the geographical location of our total assets are not provided since majority of our consolidated revenues are derived from our operations within the Philippines.

There is no revenue transaction with a single external customer that accounted for 10% or more of our consolidated revenues from external customers for the years ended December 31, 2025, 2024 and 2023.